Offerings - Offering: 1	Mar. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	93,925
Proposed Maximum Offering Price per Unit	1.396
Maximum Aggregate Offering Price	$ 131,119.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 18.11
Offering Note	(A) Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock"), that become issuable under the 2021 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock; and (B) pursuant to Rules 457(c) and 457(h) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the maximum aggregate offering price is calculated as the product of (i) 93,925 shares of our common stock and (ii) $1.396, the average of the high and low trading prices of common stock on The Nasdaq Capital Market on March 6, 2025 (a date within five business days prior to the date of this registration statement).